SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

8. SHARE CAPITAL

Preferred Stock

There are 10,000,000 shares of Class A Preferred Stock authorized but none are outstanding.

Common Stock

There are an unlimited number of shares of common stock, no par value, authorized to be issued.

During the year ended December 31, 2024 the Company issued a total of 54,985,000 shares of common stock (and warrants) in private placements for total proceeds of $542,850.

During the year ended December 31, 2024 the Company issued a total of 1,200,000 shares of common stock as compensation for services. The fair value of the shares issued totaled $12,000.

During the year ended December 31, 2025 the Company issued 43,375,000 shares of common stock (and warrants) in private placements for total net proceeds of $402,500.

During the year ended December 31, 2025 the Company issued 5,650,000 shares of common stock as compensation for services. The fair value of the shares totaled $54,000.

Warrants

In conjunction with the private placements, the Company issued warrants to purchase common stock. The following is a summary of the warrant activity for the period January 1, 2024 to December 31, 2025.

Number outstanding at January 1, 2024	222,395,667
Granted	61,750,000
Cancelled	(21,350,667)
Number outstanding at December 31, 2024	262,795,000
Granted	55,550,000
Cancelled	(42,550,000)
Number outstanding at December 31, 2025	275,795,000

At December 31, 2025, the 275,795,000 warrants outstanding had a weighted average exercise price of $0.02 per share, a weighted average remaining contractual life of 2.38 years, and an aggregate intrinsic value of $0.